Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	$ 5,300,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad, estimated U.S. tax liability If these earnings were to be repatriated	1,100,000,000
Tax reserves	866,000,000	340,000,000	250,000,000	290,000,000
Impact on tax expense if tax reserves were unnecessary	866,000,000
Accrued interest, related to income taxes in the balance sheet	203,000,000
Additional tax expense related to interest	192,000,000	11,000,000
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	(270,000,000)
Tax Litigation	593,000,000
State and Local
Income Taxes [Line Items]
Net operating loss carryfowards	1,400,000,000
Operating loss carryforwards, expiration year	2029
Germany
Income Taxes [Line Items]
Net operating loss carryfowards	$ 206,000,000